SEGMENTS AND GEOGRAPHIC REGIONS - Segment Information Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Totals	$ 619	$ 590	$ 659
Other	(40)	29	3
Total	$ 579	$ 619	$ 662